NET INCOME (LOSS) PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

The following table summarizes the Company’s computation of basic and diluted net income (loss) per share available to common stockholders for the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31,
	2026	2025
Numerator:
Net income (loss)	$5,686	$(5,688)
Less: Earnings allocated to participating securities
Accumulated undeclared dividends – Series A	(2,664)	—
Accumulated undeclared dividends – Series B	(2,283)	—
Allocable net income (loss)	739	(5,688)
Allocation of undistributed earnings – Series A	(199)	—
Allocation of undistributed earnings – Series B	(185)	—
Net income (loss) available to common stockholders	$355	$(5,688)
Denominator:
Weighted average common shares outstanding – basic and diluted	5,455	4,618
Net income (loss) per common share available to common stockholders – basic and diluted	$0.07	$(1.23)

The following tables summarizes the Company’s computation of basic and diluted net loss per share attributable to common stockholders for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
Numerator:
Net income (loss)	$1,365	$(25,915)
Accumulated undeclared dividends on series A preferred stock	(1,035)	—
Accumulated undeclared dividends on series B preferred stock	(887)	—
Net loss attributable to common stockholders	$(557)	$(25,915)
Denominator:
Weighted average common shares outstanding
– basic and diluted	5,027	4,347
Net loss per share attributable to common stockholders
– basic and diluted	$(0.11)	$(5.96)

Schedule of Antidilutive Securities

The following table summarizes potential common shares outstanding at each period end that were excluded from diluted net income (loss) per share because their effect would have been anti-dilutive:

	Three Months Ended March 31,
	2026	2025
Public warrants	500,000	500,000
Private warrants	13,300	13,300
Stock options	255,189	270,554
Unvested restricted stock units	83,396	203,714
Shares issuable upon Series A and Series B Preferred Stock Conversion	5,891,471	—
Total potential common shares excluded	6,743,356	987,568

The following table summarizes potential common shares outstanding at each period end that were excluded from diluted net loss per share because their effect would have been anti-dilutive:

	Year Ended December 31,
	2025	2024
Public warrants	500,000	500,000
Private warrants	13,300	13,300
Stock options	255,189	270,554
Unvested restricted stock units	115,758	264,812
Shares issuable upon Series A and Series B Preferred Stock Conversion	5,636,650	—
Total common stock equivalents	6,520,897	1,048,666